Financial Instruments (Tables) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Fair Values of Financial Instruments Carried at Amortised Cost

										Group
				2020					2019
		Fair value			Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	211,279	211,279	208,750	—	—	211,796	211,796	207,287
Loans and advances to banks	—	1,682	—	1,682	1,682	—	1,739	116	1,855	1,855
Reverse repurchase agreements - non trading	—	19,382	226	19,608	19,599	—	23,634	—	23,634	23,636
Other financial assets at amortised cost	799	393	—	1,192	1,163	6,575	535	—	7,110	7,056
	799	21,457	211,505	233,761	231,194	6,575	25,908	211,912	244,395	239,834
Liabilities
Deposits by customers	—	108	195,134	195,242	195,135	—	95	181,918	182,013	181,883
Deposits by banks	—	20,951	16	20,967	20,958	—	13,956	407	14,363	14,353
Repurchase agreements - non trading	—	15,847	—	15,847	15,848	—	18,292	—	18,292	18,286
Debt securities in issue	—	34,967	1,430	36,397	35,566	—	42,694	—	42,694	41,129
Subordinated liabilities	—	2,830	239	3,069	2,556	—	4,220	—	4,220	3,528
	—	74,703	196,819	271,522	270,063	—	79,257	182,325	261,582	259,179

Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2020 and 31 December 2019, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2020				2019
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	2,455	2	2,457	—	2,317	6	2,323	A
	Interest rate contracts	—	2,566	14	2,580	—	1,915	9	1,924	A & C
	Equity and credit contracts	—	71	52	123	—	223	60	283	B & D
	Netting	—	(1,754)	—	(1,754)	—	(1,214)	—	(1,214)
		—	3,338	68	3,406	—	3,241	75	3,316
Other financial assets at FVTPL	Loans and advances to customers	—	—	99	99	—	—	92	92	A
	Debt securities	—	—	109	109	—	—	294	294	A, B & D
	Equity securities									B
	Reverse repurchase agreements – non trading									A
		—	—	208	208	—	—	386	386
Financial assets at FVOCI	Debt securities	8,501	428	—	8,929	9,209	482	—	9,691	D
	Loans and advances to customers	—	—	21	21	—	—	56	56	D
		8,501	428	21	8,950	9,209	482	56	9,747
Total assets at fair value		8,501	3,766	297	12,564	9,209	3,723	517	13,449

Liabilities
Derivative financial instruments	Exchange rate contracts	—	833	—	833	—	660	4	664	A
	Interest rate contracts	—	2,447	3	2,450	—	1,836	2	1,838	A & C
	Equity and credit contracts	—	26	29	55	—	134	26	160	B & D
	Netting	—	(1,754)	—	(1,754)	—	(1,214)	—	(1,214)
		—	1,552	32	1,584	—	1,416	32	1,448
Other financial liabilities at FVTPL	Debt securities in issue	—	1,051	6	1,057	—	1,099	6	1,105	A
	Structured deposits	—	375	—	375	—	406	29	435	A
	Repurchase agreements – non trading									A
	Collateral and associated financial guarantees	—	—	2	2	—	147	26	173	D
		—	1,426	8	1,434	—	1,652	61	1,713
Total liabilities at fair value		—	2,978	40	3,018	—	3,068	93	3,161

Summary of Fair Value Adjustment	The magnitude and types of fair value adjustment are listed in the following table:

	2020	2019
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	(8)	(12)
- Uncertainty	23	17
- Credit risk adjustment	11	6
- Funding fair value adjustment	3	6
	29	17
Model-related	—	—
Day One profit	—	—
	29	17

Disclosure Of Analysis Of Financial Instruments Valued Using Internal Models Based On Information Other Than Market Data
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

			Balance sheet value		Fair value movements recognised in profit/(loss)

			2020	2019	2020	2019	2018
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	51	52	3	2	30
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	56	51	6	—	8
3. FVTPL assets	Loans and advances to customers	Other loans	43	41	3	1	2
4. FVTPL assets	Debt securities	Reversionary property securities	107	120	6	(17)	(28)
5. FVTPL assets	Debt securities	Credit linked notes	2	174	(16)	7	13
6. FVOCI assets	Loans and advances to customers	Other loans	21	56	(4)	(2)	(5)
7. Derivative liabilities	Equity contracts	Property options and forwards	(29)	(26)	(3)	—	—
8. FVTPL liabilities	Financial guarantees	Credit protection guarantee	(2)	(26)	16	(7)	(13)
			249	442	11	(16)	7
Other Level 3 assets			17	23	7	16	(2)
Other Level 3 liabilities			(9)	(41)	(1)	(5)	1
Total net assets			257	424	—	—	—
Total income/(expense)					17	(5)	6

Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in 2020 and 2019:

	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Other financial liabilities at FVTPL	Total
	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	75	386	56	517	(32)	(61)	(93)
Total (losses)/gains recognised:
- Fair value movements	10	(1)	(4)	5	(6)	18	12
- Foreign exchange and other movements	—	(5)	—	(5)	—	8	8
Transfers in	1	—	—	1	—	—	—
Transfers out	—	—	—	—	—	28	28
Netting(1)	—	(42)	—	(42)	—	—	—
Additions	2	—	—	2	—	(2)	(2)
Sales	—	(19)	(19)	(38)	—	—	—
Settlements	(20)	(111)	(12)	(143)	6	1	7
At 31 December 2020	68	208	21	297	(32)	(8)	(40)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	10	(6)	(4)	—	(6)	26	20

At 1 January 2019	94	976	73	1,143	(66)	(49)	(115)
Total gains/(losses) recognised:
- Fair value movements	18	(9)	(2)	7	(6)	(6)	(12)
- Foreign exchange and other movements	—	6	—	6	—	(6)	(6)
Transfers in	—	11	—	11	—	—	—
Netting(1)	—	(430)	—	(430)	—	—	—
Additions	2	188	—	190	—	(3)	(3)
Sales	—	—	—	—	—	—	—
Settlements	(39)	(356)	(15)	(410)	40	3	43
At 31 December 2019	75	386	56	517	(32)	(61)	(93)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	18	(3)	(2)	13	(6)	(12)	(18)
(1)This relates to the effect of netting on the fair value of the credit linked notes due to a legal right of set-off between the principal amounts of the senior notes and the associated cash deposits. For more, see ‘ii) Credit protection entities’ in Note 19.

Effects Of Changes In Significant Unobservable Assumptions To Reasonably Possible Alternatives Level Three

		Significant unobservable input				Sensitivity
			Assumption value			Favourable changes	Unfavourable changes
	Fair value		Range(1)	Weighted average	Shift
2020	£m	Assumption description				£m	£m
1. Derivative assets – Equity and credit contracts:	51	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	445	10%	7	(7)
2. FVTPL – Loans and advances to customers:	56	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	43	Credit spreads	0.07% - 1.55%	0.44%	0.2%	—	—
– Other loans
4. FVTPL – Debt securities:	107	HPI Forward growth rate	0% - 5%	2.57%	1%	1	(1)
– Reversionary property securities		HPI Spot rate(2)	n/a	445	10%	5	(5)
6. FVOCI - Loans and advances to customers:	21	Credit spreads	0.15% - 0.53%	0.32%	20%	—	—
– Other loans
7. Derivative liabilities – Equity contracts:	(29)	HPI Forward growth rate	0% - 5%	2.42%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate(2)	n/a	433	10%	3	(3)

2019
1. Derivative assets – Equity and credit contracts:	52	HPI Forward growth rate	0% - 5%	2.57%	1%	8	(8)
– Reversionary property derivatives		HPI Spot rate(2)	n/a	802	10%	7	(7)
2. FVTPL – Loans and advances to customers:	51	HPI Forward growth rate	0% - 5%	2.69%	1%	2	(2)
– Roll-up mortgage portfolio
3. FVTPL – Loans and advances to customers:	41	Credit spreads	0% - 1%	0.35%	20%	—	—
– Other loans
4. FVTPL – Debt securities:	120	HPI Forward growth rate	0% - 5%	2.57%	1%	—	—
– Reversionary property securities		HPI Spot rate(2)	n/a	802	10%	6	(6)
6. FVOCI - Loans and advances to customers:	56	Credit spreads	0% - 1%	0.51%	20%	—	—
–Other loans
7. Derivative liabilities – Equity contracts:	(26)	HPI Forward growth rate	0% - 5%	2.44%	1%	2	(2)
–Property-related options and forwards		HPI Spot rate(2)	n/a	758	10%	3	(3)
(1)The range of actual assumption values used to calculate the weighted average disclosure.
(2)The HPI spot rate in the weighted average column represents the HPI spot rate index level at 31 December 2020 and 2019.

Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments

						Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total

2020	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	279	133	582	638	1,632
Other financial liabilities at fair value through profit or loss	—	1	107	570	759	1,437
Deposits by customers	176,911	3,443	5,453	7,483	2,273	195,563
Deposits by banks	2,410	1,912	2,596	14,230	212	21,360
Repurchase agreements – non trading	—	15,350	500	—	—	15,850
Debt securities in issue	—	4,993	9,897	14,083	7,540	36,513
Subordinated liabilities	—	30	92	1,515	2,424	4,061
Lease liabilities	—	—	17	56	36	109
Total financial liabilities	179,321	26,008	18,795	38,519	13,882	276,525
Off-balance sheet commitments given	21,054	4,493	4,974	11,493	1,146	43,160

2019
Financial liabilities
Derivative financial instruments	9	243	293	418	532	1,495
Other financial liabilities at fair value through profit or loss	1	6	203	617	969	1,796
Deposits by customers	160,833	2,531	6,476	9,770	3,045	182,655
Deposits by banks	2,711	486	4,764	6,338	220	14,519
Repurchase agreements – non trading	6	15,878	1,578	846	—	18,308
Debt securities in issue	—	7,129	8,702	18,100	8,897	42,828
Subordinated liabilities	—	239	131	1,539	3,961	5,870
Lease liabilities	—	—	45	58	52	155
Total financial liabilities	163,560	26,512	22,192	37,686	17,676	267,626
Off-balance sheet commitments given(1)	20,158	2,927	5,742	11,490	1,278	41,595
	1.In 2020, an administrative error was identified regarding the incorrect classification of £4.9bn of 2019 loan commitments between 'Not later than 3 months' and 'later than 3 months and not later than 1 year'. As a result, the 2019 loan commitments have been amended to reduce loan commitments 'Not later than 3 months' and increase loan commitments 'later than 3 months and not later than 1 year'. Off- balance sheet commitments given have also been amended to include financial guarantees. In 2020, an administrative error was identified regarding the omission of £1.3bn of 2019 financial guarantees from the 'off- balance sheet commitments given'. As a result, the 2019 'off-balance sheet commitments given have been amended to correct this amount.
Lease liabilities	£ 97	£ 137
Other financial liabilities at fair value through profit or loss	1,434	1,713
Deposits by customers	195,135	181,883
Deposits by banks	20,958	14,353
Repurchase agreements – non trading	15,848	18,286
Debt securities in issue	35,566	41,129
Subordinated liabilities	£ 2,556	£ 3,528